CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2024
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

	2024	2023	2022
	US$	US$	US$
Cash at bank and on hand	33,157,356	11,937,941	5,672,551
	33,157,356	11,937,941	5,672,551

Reconciliation of loss before income tax to net cash flows from operations
Loss for the year	(21,843,646)	(17,444,754)	(21,521,237)
Adjustment for non-cash income and expense items
Share-based payments expense	3,791,541	2,589,413	8,340,328
Amortization of right-of-use assets	521,099	249,387	119,706
Depreciation of property, plant and equipment	124,752	177,147	33,728
Net foreign exchange loss/(gain)	48,587	(354,772)	(377,003)
Loss on derecognition of financial asset	-	250,000	-
Loss on disposal of property, plant and equipment	16,353	-	-
Impairment loss	198,750	-	-
Lease modifications	-	-	(2,112)
Changes in assets and liabilities
Increase in receivables and prepayments	(2,073,614)	(650,067)	(98,797)
Increase/(decrease) in payables and provisions	609,115	(680,748)	1,371,310
Net cash outflow from operating activities	(18,607,063)	(15,864,394)	(12,134,077)